PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACCOUNTING POLICIES
Summary of financial information of Group's VIEs

	As of December 31,
	2013	2014
	RMB	RMB
Total assets	7,180	9,483
Total liabilities	130	118

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Total revenues	2,340	98	2,913
Net income	1,730	161	2,344

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net cash provided by operating activities	1,400	274	132
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—
Net increase in cash	1,400	274	132
Cash, beginning of year	5,003	6,403	6,677
Cash, end of year	6,403	6,677	6,809

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Schedule of assumptions used to estimate the fair value of stock options

	2012	2013	2014
Risk-free interest rate	0.59%	0.76%	1.15%-1.28%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	53%	49%	47%
Weighted average fair value of the common share on date of option grant	US$23.79	US$30.14	US$30.80